Business Combinations	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about business combination [abstract]
Business Combinations	Business Combinations
4.1 Business Combinations

The Company consummated certain business acquisitions during 2022 that were recorded using the acquisition method of accounting. The results of the acquired operations have been included in the consolidated financial statements since the date on which the Company obtained control of the respective business, as disclosed below. Therefore, the consolidated income statements and the consolidated statements of financial position in the year of such acquisitions are not comparable in this respect with previous periods.

The consolidated statement of cash flows for the year ended December 31, 2022, shows the consideration paid for the business combinations, net of the cash acquired in those acquisitions.

4.1.1 Business Acquisitions

During 2022 the Company had the following acquisitions:

1) On January 24, 2022, the Company, through its Brazilian subsidiary Spal Industria Brasileira de Bebidas, S.A. completed the acquisition of 100% of CVI Refrigerantes Ltda. (herein “CVI”), to expand its geographic footprint, for Ps. 1,948 in an all cash consideration. CVI was a bottler of Coca-Cola trademark products which operated in Rio Grande do Sul, Brazil. CVI is included in the Company’s Financial Statements since the acquisition date;

The allocation of the purchase price to the fair value of the net assets acquired is as follows:

2022
Total current assets, including cash acquired of Ps. 104	Ps. 615
Total non-current assets	972
Distribution rights	894
Total assets	2,481
Total liabilities	(731)
Net assets acquired	1,750
Goodwill arising on acquisition	197
Total consideration transferred	Ps. 1,947
Consideration not paid on acquisition date	(186)
Consideration paid in acquisition date, net	Ps. 1,761
Cash acquired of CVI	(104)
Net cash paid	Ps. 1,657

Total revenues of CVI for the period from the acquisition date through to December 31, 2022 were Ps. 1,923. Goodwill was allocated on the South America segment.
2) On November 30, 2022, the Company completed the acquisition of 100% of the business of “Agua Cristal” from Bepensa, a Mexican business group, in the Southeast region of Mexico for Ps. 699 in an all cash consideration transferred. The business of “Agua Cristal” is included in the Company results since December 2022. The Company booked mainly property, plant and equipment for Ps. 448, other indefinite lived intangible assets for Ps.228, goodwill for Ps. 8 and the amount of liabilities assumed was not significant.